Supplemental Information with Respect to Cash Flows (Tables)	9 Months Ended
Sep. 30, 2023
Supplemental Information with Respect to Cash Flows [Abstract]
Schedule of Supplemental Information with Respect to Cash Flows
	Nine months ended September 30
	2023	2022
Change in non-cash working capital:
Trade and other receivables	$(631,278)	$(326,749)
Prepaids	(54,974)	(390,022)
Inventory	1,596,000	(2,903,506)
Advances to suppliers	(1,385,957)	(638,831)
Accounts payable and accrued liabilities	(489,431)	(528,817)
Deferred revenue	(149,600)	-
	$(1,115,240)	$(4,787,926)